Goodwill - Additional Information (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure Of Goodwill [Line Items]
Impairment loss on goodwilll	$ 0	$ 0
Policy Pal [Member]
Disclosure Of Goodwill [Line Items]
Explanation of period over which management has projected cash flows	5-year period
Pre-tax discount rate	28.03%	26.74%
Terminal growth rate	1.50%	1.50%